[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Limited-Term Tax-Free Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Limited-Term Tax-Free Fund

1. What is the fund's investment objective?

Limited-Term Tax-Free seeks safety of principal and high current income that is exempt from federal income tax.

2. What is the fund's investment strategy?

The fund managers buy short-term, quality debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy short-term, quality debt securities with income payments exempt from regular federal income tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The weighted average maturity of the fund is expected to be five years or less.

Additional information about Limited-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Limited-Term Tax-Free than for funds that have shorter weighted average maturities, such as money market funds.
  The fund may invest in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.
  Some of the fund's income may be subject to the federal alternative minimum tax.
  Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Limited-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, Limited-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Limited-Term Tax-Free's shares for each full calendar year since the fund's inception on March 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

      1999    1998    1997    1996    1995    1994
      1.17%   5.13%   5.60%   3.68%   6.75%   2.47%
  As of March 31, 2000, the end of the most recent calendar quarter, Limited-Term Tax-Free's year-to-date return was 0.97%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
================================================================================
Limited-Term Tax-Free         2.10% (3Q 1998)         -0.81% (2Q 1999)
The following table shows the average annual total returns of the fund's shares for the periods indicated. The Merrill Lynch 0-3 Year Municipal Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.
--------------------------------------------------------------------------------
                              1 year      5 years     Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Limited-Term Tax-Free      1.37%       4.26%          4.10%
    Merrill Lynch 0-3 Year
      Municipal Index          2.73%       4.47%          4.11%
--------------------------------------------------------------------------------
  The inception date for Limited-Term Tax-Free is March 1, 1993.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          0.51%(1)
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.01%(2)
    Total Annual Fund Operating Expenses                    0.52%
--------------------------------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above
. . . your cost of investing in the fund would be:
--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
              $53               $167              $290              $652

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Limited-Term Tax-Free team:

G. David MacEwen, Senior Vice President and Portfolio Manager, supervises the American Century Municipal Trust team and has been a member of the team that manages Limited-Term Tax-Free since June 1999. He joined American Century in May 1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

Bryan E. Karcher, Vice President and Portfolio Manager, has been a member of the team that manages Limited-Term Tax-Free since June 1999. He joined American Century in July 1989 and has been a Portfolio Manager since June 1995. He has a bachelor's degree in economics from the University of California—Los Angeles. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Limited-Term Tax-Free for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Limited-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19965  0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Florida Municipal Money Market Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Florida Municipal Money Market Fund

1. What is the fund's investment objective?

Florida Municipal Money Market seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangible personal property tax.

2. What is the fund's investment strategy?

The fund managers buy cash-equivalent, high-quality debt securities with income payments exempt from federal income tax and which are exempt from the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy cash-equivalent, high-quality debt securities with income payments exempt from federal income tax and which are exempt from the Florida intangible personal property tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

Additional information about Florida Municipal Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
  Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.
  Some or all of the fund's income may be subject to the federal alternative minimum tax.
  Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Municipal Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

Fund Performance

The following bar chart shows the actual performance of Florida Municipal Money Market's shares for each full calendar year since the fund's inception on April 11, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

      1999    1998    1997    1996    1995
      2.94%   3.13%   3.39%   3.67%   4.07%
  As of March 31, 2000, the end of the most recent calendar quarter, Florida's Municipal Money Market's year-to-date return was 0.80%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
================================================================================
Florida Municipal
  Money Market                1.06% (2Q 1995)         0.63% (1Q 1999)

The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lipper Other States Tax-Exempt Money Market Funds, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

--------------------------------------------------------------------------------
                                        1 year      5 years     Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Florida Municipal Money Market      3.12%       3.40%          3.41%
    Lipper Other States
      Tax-Exempt Money Market Funds     2.94%       3.13%          3.14%(2)
--------------------------------------------------------------------------------
  The inception date for Florida Municipal Money Market is April 11, 1994.
  Since April 30, 1994, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          0.49%(1)
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.01%(2)
    Total Annual Fund Operating Expenses                    0.50%
--------------------------------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
              $51               $160              $279              $627
--------------------------------------------------------------------------------

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Florida Municipal Money Market:

Bryan E. Karcher, Vice President and Portfolio Manager, has been a member of the Florida Municipal Money Market team since June 1995. He joined American Century in July 1989 and has been a Portfolio Manager since June 1995. He has a bachelor's degree in economics from the University of California—Los Angeles. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Florida Municipal Money Market for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Dividends are declared and available for redemption daily. Distributions will generally be exempt from federal income tax and the Florida intangible personal property tax. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19974  0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

High-Yield Municipal Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

High-Yield Municipal Fund

1. What is the fund's investment objective?

High-Yield Municipal seeks high current income that is exempt from federal income tax. Capital appreciation is a secondary objective.

2. What is the fund's investment strategy?

The fund managers buy long- and intermediate-term debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy long- and intermediate-term debt securities with income payments exempt from regular federal income tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers buy securities that are considered below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursing its investment objectives and may generate taxable income.

The weighted average maturity of the fund is expected to be 10 years or longer.

Additional information about High-Yield Municipal's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk is higher for High-Yield Municipal than for funds that have shorter weighted average maturities, such as money market, short-term and intermediate-term bond funds.
  The fund may invest in securities rated below investment grade, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.
  Some or all of the fund's income may be subject to the federal alternative minimum tax.
  Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, High-Yield Municipal is intended for investors who seek high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of High-Yield Municipal's shares for each full calendar year since the fund's inception on March 31, 1998. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

      1999
      -2.03%
  From March 31, 1998 to October 31, 1999, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.
  As of March 31, 2000, the end of the most recent calendar quarter, High-Yield Municipal's year-to-date return was 1.28%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
================================================================================
High-Yield Municipal          1.28% (1Q 2000)         -1.34% (3Q 1999)

The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman Long-Term Municipal Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

--------------------------------------------------------------------------------
                                    1 year            Life of Fund(1)(2)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    High-Yield Municipal            -1.67%                2.84%
    Lehman Long-Term
      Municipal Bond Index          -3.09%                1.62%
--------------------------------------------------------------------------------
  The inception date for High-Yield Municipal is March 31, 1998.
  From March 31, 1998 to October 31, 1999, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          0.64%(1)
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.01%(2)
    Total Annual Fund Operating Expenses                    0.65%(3)
--------------------------------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest.
  The advisor waived all expenses of High-Yield Municipal through April 30, 1999. The advisor waived a portion of the expenses from May 1, 1999 through October 31, 1999. The fee is shown without the effect of the fee waiver.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $66               $208              $362              $809
--------------------------------------------------------------------------------

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages High-Yield Municipal:

Steven M. Permut, Vice President, Director of Municipal Research and Portfolio Manager, has been a member of the High-Yield Municipal team since its inception in March 1998. He joined American Century in June 1987. He has bachelor's degrees in business and geography from State University of New York - Oneonta and an MBA in finance from Golden Gate University - San Francisco.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in High-Yield Municipal for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

High-Yield Municipal pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19976  0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Tax-Free Money Market Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-888-345-2071, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY BROKERAGE LOGO]

April 27, 2000
Investor Class

Tax-Free Money Market Fund

1. What is the fund's investment objective?

Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal income tax.

2. What is the fund's investment strategy?

The fund managers buy cash-equivalent, high-quality debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy cash-equivalent, high-quality debt securities with income payments exempt from regular federal income tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

Additional information about Tax-Free Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
  Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.
  Some of the fund's income may be subject to the federal alternative minimum tax.
  Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

Fund Performance

The following bar chart shows the actual performance of Tax-Free Money Market's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)(2)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1999    1998    1997    1996    1995    1994    1993    1992    1991    1990
2.97%   3.47%   3.43%   2.98%   3.36%   2.31%   1.90%   2.47%   4.21%   5.60%
  From August 1, 1997 to December 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.
  As of March 31, 2000, the end of the most recent calendar quarter, Tax-Free Money Market's year-to-date return was 0.80%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
================================================================================
Tax-Free Money Market         1.45% (4Q 1990)         0.44% (1Q 1994)

The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lipper Tax-Exempt Money Market Average, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

--------------------------------------------------------------------------------
                        1 year      5 years     10 years    Life of Fund(1)(2)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Tax-Free
      Money Market       3.13%       3.24%       3.21%           3.89%
    Lipper Tax-Exempt
      Money Market
      Average            2.83%       3.00%       3.10%           3.64%(3)
--------------------------------------------------------------------------------
  The inception date for Tax-Free Money Market is July 31, 1984.
  From August 1, 1997 to December 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.
  Since August 31, 1984, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges
  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          0.49%(1)
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.01%(2)
    Total Annual Fund Operating Expenses                    0.50%
--------------------------------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $51               $160              $279              $627
--------------------------------------------------------------------------------

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Tax-Free Money Market:

Bryan E. Karcher, Vice President and Portfolio Manager, has been a member of the Tax-Free Money Market team since June 1995. He joined American Century in July 1989 and has been a Portfolio Manager since June 1995. He has a bachelor's degree in economics from the University of California—Los Angeles. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century Brokerage offers several ways to purchase shares

  Complete and return a brokerage application along with an investment check payable to American Century Brokerage
  If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site
  Call us and send your investment by bank wire transfer

Your initial investment in your brokerage account must be at least $2,500. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

The most convenient way for you to sell money market fund shares in your brokerage account is to use our CheckWriting feature. If you do not have checks, you can call us during business hours or send us a letter requesting a redemption check or bank wire. Bank wires require a minimum redemption of $1,000 and a $20 fee applies. In addition, we will automatically sell sufficient shares in Tax-Free Money Market when you direct us to make other investments in your brokerage account.

Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests may require a signature guarantee.

8. How are fund distributions made and taxed?

Dividends are declared and available for redemption daily. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century Brokerage offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  TeleSelect Automated Information and Trading Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in our Brokerage Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

American Century Brokerage, Inc.
P.O. Box 419146
Kansas City, Missouri 64141-6146

Brokerage Client Relations Associate
1-888-345-2071

Fax
650-967-9627

TeleSelect Automated Information
and Trading Line
1-888-345-2091

Telecommunications Device for the Deaf
1-800-634-4113

SEP-IRA Services
1-800-345-3533, ext. 4210

Visit our Web site at www.americancentury.com

SH-PRF-20006  0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Tax-Free Money Market Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Tax-Free Money Market Fund

1. What is the fund's investment objective?

Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal income tax.

2. What is the fund's investment strategy?

The fund managers buy cash-equivalent, high-quality debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy cash-equivalent, high-quality debt securities with income payments exempt from regular federal income tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

Additional information about Tax-Free Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
  Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.
  Some of the fund's income may be subject to the federal alternative minimum tax.
  Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

Fund Performance

The following bar chart shows the actual performance of Tax-Free Money Market's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)(2)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1999    1998    1997    1996    1995    1994    1993    1992    1991    1990
2.97%   3.47%   3.43%   2.98%   3.36%   2.31%   1.90%   2.47%   4.21%   5.60%
  From August 1, 1997 to December 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.
  As of March 31, 2000, the end of the most recent calendar quarter, Tax-Free Money Market's year-to-date return was 0.80%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
================================================================================
Tax-Free Money Market         1.45% (4Q 1990)         0.44% (1Q 1994)

The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lipper Tax-Exempt Money Market Average, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

--------------------------------------------------------------------------------
                        1 year      5 years     10 years    Life of Fund(1)(2)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Tax-Free
      Money Market       3.13%       3.24%       3.21%           3.89%
    Lipper Tax-Exempt
      Money Market
      Average            2.83%       3.00%       3.10%           3.64%(3)
--------------------------------------------------------------------------------
  The inception date for Tax-Free Money Market is July 31, 1984.
  From August 1, 1997 to December 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.
  Since August 31, 1984, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          0.49%(1)
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.01%(2)
    Total Annual Fund Operating Expenses                    0.50%
--------------------------------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $51               $160              $279              $627
--------------------------------------------------------------------------------

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Tax-Free Money Market:

Bryan E. Karcher, Vice President and Portfolio Manager, has been a member of the Tax-Free Money Market team since June 1995. He joined American Century in July 1989 and has been a Portfolio Manager since June 1995. He has a bachelor's degree in economics from the University of California—Los Angeles. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Tax-Free Money Market for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Dividends are declared and available for redemption daily. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19969  0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Intermediate-Term Tax-Free Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Intermediate-Term Tax-Free Fund

1. What is the fund's investment objective?

Intermediate-Term Tax-Free seeks safety of principal and high current income that is exempt from federal income tax.

2. What is the fund's investment strategy?

The fund managers buy intermediate-term, quality debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy intermediate-term, quality debt securities with income payments exempt from regular federal income tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The weighted average maturity of the fund is expected to be between five and 10 years.

Additional information about Intermediate-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Intermediate-Term Tax-Free than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.
  The fund may invest in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.
  Some of the fund's income may be subject to the federal alternative minimum tax.
  Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Intermediate-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, Intermediate-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Intermediate-Term Tax-Free's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1999    1998    1997    1996    1995    1994    1993    1992    1991    1990
-0.95%  5.81%   7.44%   3.94%   11.93%  -2.06%  9.07%   7.17%   10.05%  6.28%
  As of March 31, 2000, the end of the most recent calendar quarter, Intermediate-Term Tax-Free's year-to-date return was 2.04%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
================================================================================
Intermediate-Term Tax-Free    4.17% (1Q 1995)         -3.54% (1Q 1994)

The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman 5-Year General Obligation (GO) Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

--------------------------------------------------------------------------------
                             1 year      5 years     10 years    Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Intermediate-Term
      Tax-Free                0.53%       5.11%       5.95%         5.57%
    Lehman 5-Year
      GO Index                0.83%       5.20%       6.24%         5.88%(2)
--------------------------------------------------------------------------------
  The inception date for Intermediate-Term Tax-Free is March 2, 1987.
  Since February 28, 1987, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          0.51%(1)
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.01%(2)
    Total Annual Fund Operating Expenses                    0.52%
--------------------------------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $53               $167              $290              $652
--------------------------------------------------------------------------------

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Intermediate-Term Tax-Free:

Kenneth Salinger, Portfolio Manager, has been a member of the team that manages Intermediate-Term Tax-Free since June 1999. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California—San Diego. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Tax-Free for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Intermediate-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19993  0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Long-Term Tax-Free Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Long-Term Tax-Free Fund

1. What is the fund's investment objective?

Long-Term Tax-Free seeks safety of principal and high current income that is exempt from federal income tax.

2. What is the fund's investment strategy?

The fund managers buy long-term, quality debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy long-term, quality debt securities with income payments exempt from regular federal income tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The weighted average maturity of the fund is expected to be 10 years or longer.

Additional information about Long-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Long-Term Tax-Free than for funds that have shorter weighted average maturities, such as money market, short-term and intermediate-term bond funds.
  The fund may invest in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that it, to have problems making interest and principal payments.
  Some of the fund's income may be subject to the federal alternative minimum tax.
  Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Long-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, Long-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Long-Term Tax-Free's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

1999    1998    1997    1996    1995    1994    1993    1992    1991    1990
-4.99%  5.94%   9.59%   3.08%   18.50%  -5.58%  12.15%  7.61%   12.01%  6.15%
  As of March 31, 2000, the end of the most recent calendar quarter, Long-Term Tax-Free's year-to-date return was 3.67%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
================================================================================
Long-Term Tax-Free            6.68% (1Q 1995)         -5.46% (1Q 1994)

The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman Long-Term Municipal Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

--------------------------------------------------------------------------------
                             1 year      5 years     10 years    Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Long-Term Tax Free        -1.85%      5.54%       6.67%         6.41%
    Lehman Long-Term
      Municipal Bond
      Index                   -3.09%      6.36%       7.65%         7.48%(2)
--------------------------------------------------------------------------------
  The inception date for Long-Term Tax-Free is March 2, 1987.
  Since February 28, 1987, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                              0.51%(1)
    Distribution and Service (12b-1) Fees                       None
    Other Expenses                                              0.01%(2)
    Total Annual Fund Operating Expenses                        0.52%
--------------------------------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $53               $167              $290              $652
--------------------------------------------------------------------------------

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Long-Term Tax-Free:

G. David MacEwen, Senior Vice President and Portfolio Manager, supervises the American Century Municipal Trust team and has been a member of the Long-Term Tax-Free team since May 1991. He joined American Century in May 1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Long-Term Tax-Free for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Long-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions will automatically be reinvested in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19994  0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Arizona Intermediate-Term Municipal Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Arizona Intermediate-Term Municipal Fund

1. What is the fund's investment objective?

Arizona Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal and Arizona income taxes.

2. What is the fund's investment strategy?

The fund managers buy intermediate-term, quality debt securities with income payments exempt from federal and Arizona income taxes. Cities, counties and other municipalities in Arizona usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy intermediate-term, quality debt securities with income payments exempt from federal and Arizona income taxes, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Arizona usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers also may use futures contracts and options to pursue the fund's investment objectives.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The weighted average maturity of the fund is expected to be between five and 10 years.

Additional information about Arizona Intermediate-Term Municipal's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for Arizona Intermediate-Term Municipal is higher than for funds which have shorter weighted average maturities, such as money market and short-term bond funds.
  The fund may invest in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.
  Some or all of the fund's income may be subject to the federal alternative minimum tax.
  Because the fund invests primarily in Arizona municipal securities, it will be sensitive to events that affect Arizona's economy. Arizona Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, Arizona Intermediate-Term Municipal is intended for investors who seek safety of principal and high current income that is exempt from federal and Arizona income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Arizona Intermediate-Term Municipal's shares for each full calendar year since the fund's inception on April 11, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

      1999        1998        1997        1996        1995
      -0.94%      5.90%       6.90%       3.74%       13.15%
  As of March 31, 2000, the end of the most recent calendar quarter, Arizona Intermediate-Term Municipal's year-to-date return was 2.12%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
================================================================================
Arizona Intermediate-
  Term Municipal              4.60% (1Q 1995)         -1.63% (2Q 1999)
The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman 5-Year General Obligation Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.
--------------------------------------------------------------------------------
                                    1 year      5 years     Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Arizona Intermediate-Term
      Municipal                      0.56%       5.14%          5.43%
    Lehman 5-Year General
      Obligation Index               0.83%       5.20%          5.33%(2)
--------------------------------------------------------------------------------
  The inception date of Arizona Intermediate-Term Municipal is April 11, 1994.
  Since March 31, 1994, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          0.50%(1)
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.01%(2)
    Total Annual Fund Operating Expenses                    0.51%
--------------------------------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $52               $163              $285              $640
--------------------------------------------------------------------------------

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Arizona Intermediate-Term Municipal:

Kenneth Salinger, Portfolio Manager, has been a member of the Arizona Intermediate-Term Municipal team since July 1998. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California—San Diego. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Arizona Intermediate-Term Municipal for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Arizona Intermediate-Term Municipal pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal and Arizona income taxes. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19998  0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Florida Intermediate-Term Municipal Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Florida Intermediate-Term Municipal Fund

1. What is the fund's investment objective?

Florida Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangible personal property tax.

2. What is the fund's investment strategy?

The fund managers buy intermediate-term, quality debt securities with income payments exempt from federal income tax and which are exempt from the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy intermediate-term, quality debt securities with income payments exempt from federal income tax and which are exempt from the Florida intangible personal property tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers also may use futures contracts and options to pursue the fund's investment objectives.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The weighted average maturity of the fund is expected to be between five and 10 years.

Additional information about Florida Intermediate-Term Municipal's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for Florida Intermediate-Term Municipal is higher than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.
  The fund may invest in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.
  Some or all of the fund's income may be subject to the federal alternative minimum tax.
  Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.
  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

In summary, Florida Intermediate-Term Municipal is intended for investors who seek safety of principal and high current income that is exempt from federal income tax and the Florida intangible personal property tax through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.

Fund Performance

The following bar chart shows the actual performance of Florida Intermediate-Term Municipal's shares for each full calendar year since the fund's inception on April 11, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

      1999        1998        1997        1996        1995
      -0.59%      6.49%       8.22%       3.66%       13.49%
  As of March 31, 2000, the end of the most recent calendar quarter, Florida Intermediate-Term Municipal's year-to-date return was 2.05%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                    Highest                 Lowest
================================================================================
Florida Intermediate-
  Term Municipal                    5.06% (1Q 1995)         -1.63% (2Q 1999)

The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman 5-Year General Obligation Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

--------------------------------------------------------------------------------
                                    1 year      5 years     Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Florida Intermediate-Term
      Municipal                      0.82%       5.54%         5.69%
    Lehman 5-Year General
      Obligation Index               0.83%       5.20%         5.33%(2)
--------------------------------------------------------------------------------
  The inception date of Florida Intermediate-Term Municipal is April 11, 1994.
  Since March 31, 1994, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          0.50%(1)
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.01%(2)
    Total Annual Fund Operating Expenses                    0.51%
--------------------------------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $52               $163              $285              $640
--------------------------------------------------------------------------------

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Florida Intermediate-Term Municipal:

Kenneth Salinger, Portfolio Manager, has been a member of the Florida Intermediate-Term Municipal team since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California—San Diego. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Florida Intermediate-Term Municipal for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Florida Intermediate-Term Municipal pays distributions of substantially all of its income monthly. Distributions will generally be exempt from the Florida intangible personal property tax and regular federal income tax. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19999  0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors